UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04254

Legg Mason Partners Income Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: March 31

Date of reporting period: December 31, 2014

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON PARTNERS INCOME TRUST

WESTERN ASSET NEW YORK MUNICIPALS FUND

FORM N-Q

DECEMBER 31, 2014

WESTERN ASSET NEW YORK MUNICIPALS FUND

Schedule of investments (unaudited)	December 31, 2014

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
MUNICIPAL BONDS - 96.0%
Education - 14.8%
Buffalo & Erie County, NY, Industrial Land Development Corp. Revenue, Buffalo State College Foundation Housing Corp. Project	5.375%	10/1/41	$2,040,000	$2,290,165
Dutchess County, NY, Industrial Development Agency, Civic Facility Revenue, Refunding, Bard College	5.000%	8/1/19	1,000,000	1,068,530
Erie County, NY, Industrial Development Agency, School Facility Revenue, Buffalo City School District	5.000%	5/1/31	10,000,000	11,244,100
New York State Dormitory Authority Revenue:
4201 School Program	5.000%	7/1/18	275,000	275,869
City University of New York, Consolidated Second General Resolution, AMBAC-TCRS	5.750%	7/1/18	2,430,000	2,650,109
City University Systems, FGIC-TCRS	5.625%	7/1/16	4,125,000	4,325,269
New York University	5.000%	7/1/38	10,000,000	10,969,900
New York University, AMBAC	5.000%	7/1/32	8,000,000	8,672,560
New York University, NATL	5.750%	7/1/27	6,300,000	8,005,158
Non-State Supported Debt, Brooklyn Law School	5.750%	7/1/33	1,750,000	1,974,875
Non-State Supported Debt, Manhattan Marymount	5.250%	7/1/29	2,140,000	2,267,779
Non-State Supported Debt, New School University	5.500%	7/1/40	25,000,000	28,822,500
Non-State Supported Debt, Pratt Institute	5.000%	7/1/39	1,000,000	1,135,750	(a)
Non-State Supported Debt, Pratt Institute	5.000%	7/1/44	1,000,000	1,132,270	(a)
Non-State Supported Debt, Skidmore College	5.500%	7/1/41	3,200,000	3,678,496
Non-State Supported Debt, University of New York, AMBAC	5.000%	7/1/37	5,000,000	5,407,600
State University Adult Facilities, AGM	5.750%	5/15/17	1,070,000	1,192,676
Rensselaer County, NY, IDA, Civic Facilities Revenue:
Polytechnic Institute Dormitory Project	5.125%	8/1/27	5,820,000	5,840,021
Polytechnic Institute Dormitory Project	5.125%	8/1/29	5,430,000	5,448,679
St. Lawrence County, NY, Industrial Development Agency, Civic Development Corp. Revenue, Clarkson University Project	6.000%	9/1/34	600,000	712,572

Total Education				107,114,878

Health Care - 17.9%
Monroe County, NY, Industrial Development Corp., FHA, Insured Mortgage Revenue, Unity Hospital of Rochester Project	5.500%	8/15/40	9,000,000	10,322,730
Nassau County, NY, Industrial Development Agency, Continuing Care Retirement Community Revenue:
Amsterdam At Harborside	2.000%	1/1/49	1,960,919	19,609
Amsterdam At Harborside	6.700%	1/1/49	5,433,750	5,492,598
Nassau County, NY, Local Economic Assistance Corp. Revenue:
South Nassau Communities Hospital	5.000%	7/1/31	2,000,000	2,208,540
Winthrop University Hospital Association Project	5.000%	7/1/32	1,750,000	1,937,337
New York City, NY, Health & Hospital Corp. Revenue, Health Systems	5.000%	2/15/30	15,000,000	16,734,150
New York State Dormitory Authority Revenue:
Municipal Health Facilities	5.000%	1/15/28	7,000,000	7,748,230
Municipal Health Facilities	5.000%	1/15/32	25,000,000	27,476,750
New York University Hospitals Center	5.000%	7/1/26	10,000,000	10,530,700
Non-State Supported Debt, Cabrini Westchester, GNMA-Collateralized, FHA	5.200%	2/15/41	4,395,000	4,818,986

See Notes to Schedule of Investments.

WESTERN ASSET NEW YORK MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2014

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Health Care - (continued)
Non-State Supported Debt, Insured Mortgage Hospital Montefiore, FHA	5.000%	8/1/22	$2,500,000	$2,737,825
Non-State Supported Debt, Mount Sinai Hospital	5.000%	7/1/26	5,000,000	5,747,650
Non-State Supported Debt, North Shore Long Island Jewish Medical Center	5.250%	5/1/30	8,750,000	9,702,612
Non-State Supported Debt, North Shore Long Island Jewish Medical Center	5.500%	5/1/33	3,000,000	3,387,210
Non-State Supported Debt, North Shore Long Island Jewish Medical Center	5.500%	5/1/37	13,000,000	14,536,080
United Cerebral Palsy, AMBAC	5.125%	7/1/21	205,000	205,049
New York State Dormitory Authority Revenues, Non-State Supported Debt, NYU Hospitals Center	6.000%	7/1/40	4,000,000	4,695,600
Syracuse, NY, Industrial Development Agency Revenue, Refunding, James Square Association, FHA	7.000%	8/1/25	1,250,000	1,255,463

Total Health Care				129,557,119

Housing - 3.2%
New York City, NY, HDC, MFH Rental Revenue, Seaview Towers	4.600%	7/15/26	8,275,000	8,511,830	(b)
New York City, NY, HDC, MFH Revenue	4.600%	11/1/26	6,250,000	6,367,688	(b)
New York City, NY, HDC, MFH Revenue	5.150%	11/1/45	1,630,000	1,692,315
New York State Housing Finance Agency:
Affordable Housing Revenue	4.800%	11/1/34	4,450,000	4,685,316
Affordable Housing Revenue	4.750%	11/1/36	1,000,000	1,038,090
New York State Housing Finance Agency Revenue	5.250%	11/1/41	1,000,000	1,062,120

Total Housing				23,357,359

Industrial Revenue - 16.5%
Brooklyn Arena, NY, Local Development Corp., Barclays Center Project	6.250%	7/15/40	20,000,000	23,520,800
Liberty, NY, Development Corporation Revenue, Goldman Sachs Headquarters	5.500%	10/1/37	25,000,000	31,036,250
New York State Liberty Development Corp., Liberty Revenue:
3 World Trade Center LLC Project	5.375%	11/15/40	710,000	768,390	(c)
3 World Trade Center LLC Project	5.000%	11/15/44	2,610,000	2,706,518	(c)
4 World Trade Center LLC Project	5.000%	11/15/44	5,000,000	5,546,850
4 World Trade Center LLC Project	5.750%	11/15/51	7,000,000	8,170,820
Second Priority, Bank of America Tower	5.125%	1/15/44	22,500,000	24,769,800
Port Authority of New York & New Jersey, Special Obligation Revenue, JFK International Air Terminal LLC	6.000%	12/1/42	20,000,000	23,152,800

Total Industrial Revenue				119,672,228

Leasing - 3.4%
New York State Dormitory Authority Revenue, State University Educational Facilities, AGM	5.875%	5/15/17	12,110,000	13,193,482
New York State Dormitory Authority, Lease Revenue, State University Dormitory Facilities	5.000%	7/1/39	7,250,000	8,008,132

See Notes to Schedule of Investments.

WESTERN ASSET NEW YORK MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2014

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Leasing - (continued)
New York State Urban Development Corp. Revenue, State Facilities	5.700%	4/1/20	$3,000,000	$3,392,640

Total Leasing				24,594,254

Local General Obligation - 4.1%
New York, NY, GO	5.000%	8/1/23	25,000,000	29,952,250

Other - 0.3%
Virgin Islands Public Finance Authority Revenue, Matching Fund Loan Note	6.000%	10/1/39	1,750,000	1,958,758

Power - 3.2%
Long Island Power Authority, NY, Electric System Revenue	6.000%	5/1/33	10,000,000	11,724,000
New York State Energy Research & Development Authority, Gas Facilities Revenue, Brooklyn Union Gas Co. Project, RIBS	13.481%	7/1/26	3,000,000	3,017,790	(b)(d)
Port Authority of New York & New Jersey, Special Obligation Revenue, 5th Installment, Special Project	6.750%	10/1/19	8,265,000	8,266,322	(b)

Total Power				23,008,112

Pre-Refunded/Escrowed to Maturity - 1.3%
New York State Dormitory Authority, State Personal Income Tax Revenue	5.000%	2/15/39	15,000	17,298	(e)
New York State Dormitory Authority, State Personal Income Tax Revenue, Education	5.000%	3/15/31	5,000	5,384	(e)
New York State Environmental Facilities Corp., Clean Water & Drinking Revolving Funds	5.000%	6/15/16	4,980,000	4,993,944	(f)
Triborough Bridge & Tunnel Authority	5.375%	1/1/19	4,200,000	4,413,570	(e)

Total Pre-Refunded/Escrowed to Maturity				9,430,196

Solid Waste/Resource Recovery - 0.4%
Build NYC Resource Corp., NY, Solid Waste Disposal Revenue, Pratt Paper Inc. Project	5.000%	1/1/35	1,400,000	1,441,034	(b)(c)
Essex County, NY, Industrial Development Agency Revenue, Solid Waste, International Paper Co. Project	6.150%	4/1/21	1,065,000	1,066,864	(b)
North Country, NY, Development Authority, Solid Waste Management System Revenue, Refunding, AGM	6.000%	5/15/15	170,000	172,446

Total Solid Waste/Resource Recovery				2,680,344

Special Tax Obligation - 20.6%
Build NYC Resource Corp., NY, Revenue:
YMCA of Greater New York Project	5.000%	8/1/20	1,055,000	1,210,222
YMCA of Greater New York Project	5.000%	8/1/21	680,000	786,406
New York City, NY, TFA Revenue, Future Tax Secured	5.000%	5/1/38	25,000,000	27,737,750
New York City, NY, TFA, Building Aid Revenue	5.250%	1/15/39	27,000,000	30,122,280
New York State Dormitory Authority, State Personal Income Tax Revenue	5.000%	12/15/35	3,500,000	3,758,685
New York State Dormitory Authority, State Personal Income Tax Revenue	5.000%	3/15/37	4,000,000	4,374,320
New York State Dormitory Authority, State Personal Income Tax Revenue	5.000%	2/15/39	15,860,000	17,522,604
New York State Dormitory Authority, State Personal Income Tax Revenue:
Education	5.000%	3/15/31	9,995,000	10,642,876	(e)
General Purpose	5.000%	2/15/25	4,000,000	4,875,480

See Notes to Schedule of Investments.

WESTERN ASSET NEW YORK MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2014

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Special Tax Obligation - (continued)
General Purpose Bonds	5.000%	12/15/26	$23,700,000	$28,453,509
New York State Local Assistance Corp., Refunded	5.500%	4/1/17	3,000,000	3,213,960
Virgin Islands Public Finance Authority Revenue:
Matching Fund Loan	5.250%	10/1/29	10,000,000	11,149,200
Matching Fund Loan	6.750%	10/1/37	5,000,000	5,764,500

Total Special Tax Obligation				149,611,792

State General Obligation - 0.3%
Puerto Rico Commonwealth, GO, Public Improvement	5.000%	7/1/41	3,300,000	2,263,206

Transportation - 5.1%
MTA, New York Revenue, NATL	5.000%	11/15/35	10,000,000	10,347,000
New York City, NY, Industrial Development Agency, Airport Facilities Revenue	5.000%	7/1/18	5,000,000	5,477,900	(b)
New York City, NY, Industrial Development Agency, Airport Facilities Revenue	5.000%	7/1/19	3,000,000	3,324,480	(b)
Port Authority of New York & New Jersey	5.000%	1/15/41	10,000,000	11,211,900
Triborough Bridge & Tunnel Authority, NY, Revenue	5.000%	11/15/29	2,675,000	3,196,331
Triborough Bridge & Tunnel Authority, NY, Revenue	5.000%	11/15/30	2,745,000	3,267,977

Total Transportation				36,825,588

Water & Sewer - 4.9%
New York City, NY, Municipal Water Finance Authority:
Water & Sewer System Revenue	5.000%	6/15/38	10,000,000	10,793,400	(g)
Water & Sewer System Revenue	5.000%	6/15/39	7,000,000	7,746,760
Water & Sewer System Revenue	5.750%	6/15/40	15,000,000	16,984,650

Total Water & Sewer				35,524,810

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $622,745,841)				695,550,894

SHORT-TERM INVESTMENTS - 3.1%
Education - 0.5%
Ohio State University Revenue	0.020%	12/1/34	1,400,000	1,400,000	(h)(i)
Private Colleges & Universities Authority, GA, Educational Facilities Revenue, Agnes Scott College, LOC-Wells Fargo Bank N.A.	0.040%	6/1/23	1,500,000	1,500,000	(h)(i)
St. Joseph County, IN, Educational Facilities Revenue, University of Notre Dame Du Lac, LIQ-Northern Trust Co.	0.020%	3/1/40	1,000,000	1,000,000	(h)(i)

Total Education				3,900,000

Finance - 0.1%
New York City, NY, TFA Revenue, New York City Recovery Project Revenue, Subordinated, LIQ-Dexia Credit Local	0.160%	11/1/22	800,000	800,000	(h)(i)

General Obligation - 1.1%
Mercer County, PA, GO	0.080%	10/1/31	500,000	500,000	(h)(i)
New York City, NY, GO:
AGM, SPA-Dexia Credit Local	0.160%	11/1/26	1,285,000	1,285,000	(h)(i)
LIQ-Dexia Credit Local	0.160%	4/1/35	3,600,000	3,600,000	(h)(i)

See Notes to Schedule of Investments.

WESTERN ASSET NEW YORK MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2014

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
General Obligation - (continued)
SPA-Dexia Credit Local	0.160%	8/1/28	$2,600,000	$2,600,000	(h)(i)

Total General Obligation				7,985,000

Health Care - 0.2%
Bucks County, PA, St. Mary Hospital Authority, Catholic Health, SPA-Landesbank Hessen-Thurigen	0.010%	3/1/32	400,000	400,000	(h)(i)
Illinois State Finance Authority Revenue, Northwestern Memorial Hospital-A-2	0.030%	8/15/42	1,100,000	1,100,000	(h)(i)
New Jersey State Health Care Facilities Financing Authority Revenue, Southern Ocean County Hospital, LOC- Wells Fargo Bank N.A.	0.030%	7/1/36	200,000	200,000	(h)(i)

Total Health Care				1,700,000

Housing: Multi-Family - 0.5%
New York City, NY, HDC, MFH Revenue, LIQ-JPMorgan Chase	0.030%	5/1/18	2,200,000	2,200,000	(h)(i)
New York State Housing Finance Agency Revenue, Gotham West Housing, LOC-Wells Fargo Bank N.A.	0.010%	5/1/45	1,300,000	1,300,000	(h)(i)

Total Housing: Multi-Family				3,500,000

Housing: Single Family - 0.0%
Pennsylvania State Housing Finance Agency, Single-Family Mortgage Revenue	0.040%	4/1/26	300,000	300,000	(b)(h)(i)

Industrial Revenue - 0.2%
Miami-Dade County, FL, IDA, Professional Modification, AAR Aircraft Services Inc., LOC-Wells Fargo Bank N.A.	0.070%	8/1/18	200,000	200,000	(b)(h)(i)
Raleigh, NC, Combined Enterprise System Revenue, SPA-Wells Fargo Bank N.A.	0.010%	3/1/35	1,300,000	1,300,000	(h)(i)

Total Industrial Revenue				1,500,000

Transportation - 0.2%
Triborough Bridge & Tunnel Authority, NY, Revenues, LOC-U.S. Bank N.A.	0.020%	11/1/35	1,100,000	1,100,000	(h)(i)

Water & Sewer - 0.3%
New York City, NY, Municipal Water Finance Authority, Water & Sewer System Revenue:
Second General Resolution, SPA-Dexia Credit Local	0.110%	6/15/32	500,000	500,000	(h)(i)
SPA-Dexia Credit Local	0.160%	6/15/32	1,600,000	1,600,000	(h)(i)

Total Water & Sewer				2,100,000

TOTAL SHORT-TERM INVESTMENTS (Cost - $22,885,000)				22,885,000

TOTAL INVESTMENTS - 99.1% (Cost - $645,630,841#)				718,435,894
Other Assets in Excess of Liabilities - 0.9%				6,193,367

TOTAL NET ASSETS - 100.0%				$724,629,261

(a)	Security is purchased on a when-issued basis.

(b)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).

(c)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

(d)	Variable rate security. Interest rate disclosed is as of the most recent information available.

(e)	Pre-Refunded bonds are escrowed with U.S. government obligations and/or U.S. government agency securities and are considered by the manager to be triple-A rated even if issuer has not applied for new ratings.

(f)	Bonds are escrowed to maturity by government securities and/or U.S. government agency securities and are considered by the manager to be triple-A rated even if issuer has not applied for new ratings.

See Notes to Schedule of Investments.

WESTERN ASSET NEW YORK MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2014

(g)	All or a portion of this security is held at the broker as collateral for open futures contracts.

(h)	Variable rate demand obligations have a demand feature under which the Fund can tender them back to the issuer or liquidity provider on no more than 7 days notice.

(i)	Maturity date shown is the final maturity date. The security may be sold back to the issuer before final maturity.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

AGM	— Assured Guaranty Municipal Corporation - Insured Bonds

AMBAC	— American Municipal Bond Assurance Corporation - Insured Bonds

FGIC	— Financial Guaranty Insurance Company - Insured Bonds

FHA	— Federal Housing Administration

GNMA	— Government National Mortgage Association

GO	— General Obligation

HDC	— Housing Development Corporation

IDA	— Industrial Development Authority

LIQ	— Liquidity Facility

LOC	— Letter of Credit

MFH	— Multi-Family Housing

MTA	— Metropolitan Transportation Authority

NATL	— National Public Finance Guarantee Corporation - Insured Bonds

RIBS	— Residual Interest Bonds

SPA	— Standby Bond Purchase Agreement - Insured Bonds

TCRS	— Transferable Custodial Receipts

TFA	— Transitional Finance Authority

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset New York Municipals Fund (the “Fund”) is a separate non-diversified investment series of Legg Mason Partners Income Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North American Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Notes to Schedule of Investments (unaudited) (continued)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Municipal bonds†	—	$695,550,894	—	$695,550,894
Short-term investments†	—	22,885,000	—	22,885,000

Total investments	—	$718,435,894	—	$718,435,894

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other financial instruments:
Futures Contracts	$508,658	—	—	$508,658

†	See Schedule of Investments for additional detailed categorizations.

2. Investments

At December 31, 2014, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$74,665,554
Gross unrealized depreciation	(1,860,501)

Net unrealized appreciation	$72,805,053

At December 31, 2014, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Basis Value	Market Value	Unrealized Depreciation
Contracts to Sell:
U.S. Treasury Long-Term Bonds	260	3/15	$37,077,592	$37,586,250	$(508,658)

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Income Trust

By	/s/ KENNETH D. FULLER
Kenneth D. Fuller
Chief Executive Officer

Date:	February 25, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ KENNETH D. FULLER
Kenneth D. Fuller
Chief Executive Officer

Date:	February 25, 2015

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	February 25, 2015